Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
5. Goodwill and Intangible Assets, Net
Goodwill consists of the following (in thousands):

	December 31,
	2020	2019
Goodwill	$1,625	$1,625
Effect of foreign currency translation	114	70

Total goodwill	$1,739	$1,695

Intangible assets, net, consists of the following (in thousands):

	December 31,
	2020	2019
Developed technology	$500	$500
Internally developed software	22,545	16,722

Intangible assets	23,045	17,222
Less: Accumulated amortization	(10,993)	(6,549)
Add: Currency translation adjustment	35	22

Total intangible assets, net	$12,087	$10,695

Amortization expense for intangible assets was $4.5 million and $3.1 million for the years ended December 31, 2020 and 2019, respectively, of which substantially all represents amortization of internally developed software recognized in cost of goods sold in the consolidated statements of operations.